Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment losses on goodwill	¥ 106,479	¥ 241,356